Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of transactions with related parties

	December 31,
	2020	2019	2018
	(USD in thousands)
The Company’s transactions with other related parties:
Transactions with related parties (expenses):
Accrued interest on convertible debt instruments issued to members of executive management and board of directors	$—	$(4)	$(4)
Balances with related parties at year-end (asset):
Prepaid rent and deposit for a leased property from a related party	$7	$—	$—
Balances with related parties at year-end (liabilities):
Convertible debt instruments issued to members of executive management and board of directors (nominal value plus accrued interest of 7.5%)	$—	$—	$117